Trading assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Securities
Total	£ 48,893	£ 45,577
Deposits
Total	56,182	52,808
Trading liabilities
Deposits
Repos	27,808	23,740
Collateral received	15,234	17,680
Other deposits	1,215	1,067
Total deposits	44,257	42,487
Debt securities in issue	714	797
Short positions	11,211	9,524
Total	56,182	52,808
Trading assets
Loans
Reverse repos	21,347	21,537
Collateral given	10,027	13,005
Other loans	659	1,113
Total loans	32,033	35,655
Securities
Financial institutions and Corporate	3,834	2,573
Total securities	16,860	9,922
Total	48,893	45,577
UK | Trading assets
Securities
Central and local government securities	2,703	2,205
USA | Trading assets
Securities
Central and local government securities	5,478	2,345
Other | Trading assets
Securities
Central and local government securities	£ 4,845	£ 2,799